Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2022	Jan. 31, 2021
Common shares, shares issued (in shares)	84,756,210	84,494,658
Common shares, shares outstanding (in shares)	84,756,210	84,494,000